UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13 F COVER PAGE

Report for the Calendar Year or Quarter Ended:  Dec. 31, 2006
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):  	[ ] is a restatement.
	 				[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	        	Holt-Smith & Yates Advisors
Address:		2810 Crossroads Drive
	        	Suite 4900
	        	Madison, WI 53718
13F File Number:	28-7510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:
Name:			Diana K. Falk
Title:			Compliance Administrator
Phone:			608-249-4488
Signature, Place, and Date of Signing:
Diana K. Falk	Madison, WI	26-Jan-07

Report Type: (Check only one.):
[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	50

Form 13F Information Table Value Total:	300,892

List of Other Included Managers:	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Affiliated Managers            COM              008252108      581     5527 SH       SOLE                     5070               457
Amgen                          COM              031162100     5741    84041 SH       SOLE                    42501             41540
Barr Pharmaceuticals Inc       COM              068306109      480     9570 SH       SOLE                     8935               635
Best Buy Inc                   COM              086516101    12535   254823 SH       SOLE                   129126            125697
CACI International             COM              127190304      436     7715 SH       SOLE                     7185               530
Capital One Financial          COM              14040H105    13921   181214 SH       SOLE                    92386             88828
Cerner Corp                    COM              156782104      615    13526 SH       SOLE                    12611               915
Cognizant Corp                 COM              192446102    14811   191952 SH       SOLE                    98747             93205
Covance Inc                    COM              222816100      555     9420 SH       SOLE                     8775               645
E*Trade Financial Corp         COM              269246104      504    22485 SH       SOLE                    20815              1670
EMC Corp                       COM              268648102    14595  1105677 SH       SOLE                   560845            544832
Express Scripts Inc            COM              302182100      443     6190 SH       SOLE                     5775               415
Fastenal Co                    COM              311900104    10400   289850 SH       SOLE                   147305            142545
First Data Corp                COM              319963104     6784   265828 SH       SOLE                   134394            131434
Hain Celestial Group           COM              405217100      431    13815 SH       SOLE                    12840               975
Harman International           COM              413086109      557     5573 SH       SOLE                     5178               395
Intuit Inc                     COM              461202103      997    32667 SH       SOLE                    16942             15725
Jabil Circuit Inc              COM              466313103     5558   226375 SH       SOLE                   122180            104195
Jack Henry & Associates        COM              426281101      485    22665 SH       SOLE                    21080              1585
Joy Global Inc                 COM              481165108      632    13070 SH       SOLE                    12135               935
Kohls Corp                     COM              500255104    12927   188909 SH       SOLE                    96894             92015
Kyphon Inc                     COM              501577100      504    12465 SH       SOLE                    11580               885
L-3 Communications             COM              502424104      505     6170 SH       SOLE                     5725               445
Medco Health Solutions         COM              58405U102    10238   191575 SH       SOLE                    96285             95290
Microchip Technology           COM              595017104    16112   492729 SH       SOLE                   246240            246489
Monster Worldwide Inc          COM              611742107      586    12570 SH       SOLE                    11745               825
Nat'l Oilwell Varco            COM              637071101      493     8060 SH       SOLE                     7510               550
Navteq Corp                    COM              63936L100      410    11715 SH       SOLE                    10825               890
Noble Corp                     COM              G65422100    13848   181855 SH       SOLE                    96350             85505
PetsMart Inc                   COM              716768106      451    15610 SH       SOLE                    14435              1175
PrivateBancorp, Inc.           COM              742962103      569    13665 SH       SOLE                    12745               920
Qualcomm                       COM              747525103     9511   251675 SH       SOLE                   124280            127395
Quest Diagnostics              COM              74834L100     9976   188212 SH       SOLE                    96135             92077
ResMed Inc.                    COM              761152107      581    11795 SH       SOLE                    11055               740
Robert Half Intl Inc           COM              770323103      492    13265 SH       SOLE                    12190              1075
SLM Corp                       COM              78442P106    13899   284986 SH       SOLE                   148525            136461
SanDisk Corp                   COM              80004C101     6232   144820 SH       SOLE                    76465             68355
Schlumberger                   COM              806857108    11430   180978 SH       SOLE                    91175            89803
Starbucks Corp                 COM              855244109    13745   388064 SH       SOLE                   199329            188735
Symantec Corp                  COM              871503108    11621   557395 SH       SOLE                   279940            277455
Target Corp                    COM              87612E106    13128   230125 SH       SOLE                   116797            113328
Teva Pharmaceuticals           COM              881624209    13242   426068 SH       SOLE                   213623            212445
Tractor Supply Co              COM              892356106      415     9280 SH       SOLE                     8610               670
United Natural Foods           COM              911163103      426    11860 SH       SOLE                    11050               810
Urban Outfitters Inc           COM              917047102      561    24375 SH       SOLE                    22585              1790
Walgreen Co                    COM              931422109    15124   329573 SH       SOLE                   171672            157901
WebEx Communications           COM              94767L109      603    17275 SH       SOLE                    16225              1050
Western Union Co               COM              959802109     5971   266348 SH       SOLE                   134874            131474
Zebra Technologies             COM              989207105    11378   327032 SH       SOLE                   169809            157223
Zimmer Holdings Inc            COM              98956P102    14853   189501 SH       SOLE                    94960             94541